UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Series Sustainable U.S. Market Fund

Semi-Annual Report
July 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary July 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	5.0
Microsoft Corp.	4.6
NVIDIA Corp.	3.3
Amazon.com, Inc.	2.7
Alphabet, Inc. Class A	1.6
Alphabet, Inc. Class C	1.5
UnitedHealth Group, Inc.	1.4
General Electric Co.	1.3
JPMorgan Chase & Co.	1.3
Tesla, Inc.	1.1
23.8

Market Sectors (% of Fund's net assets)

Information Technology	24.5
Health Care	12.6
Financials	11.8
Consumer Discretionary	10.4
Industrials	10.3
Communication Services	6.7
Energy	5.7
Consumer Staples	5.7
Materials	2.8
Utilities	2.2
Real Estate	1.8

Asset Allocation (% of Fund's net assets)

Futures - 2.4%

Schedule of Investments July 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	1,073	15,580
Cellnex Telecom SA (a)	28	1,143
Verizon Communications, Inc.	804	27,400
		44,123
Entertainment - 1.2%
Electronic Arts, Inc.	64	8,726
IMAX Corp. (b)	85	1,565
Netflix, Inc. (b)	130	57,066
The Walt Disney Co. (b)	369	32,800
Universal Music Group NV	258	6,618
Warner Bros Discovery, Inc. (b)	529	6,914
		113,689
Interactive Media & Services - 3.7%
Alphabet, Inc.:
Class A (b)	1,181	156,742
Class C (b)	1,050	139,766
Baidu, Inc. sponsored ADR (b)	21	3,276
Pinterest, Inc. Class A (b)	116	3,363
QuinStreet, Inc. (b)	116	1,030
Snap, Inc. Class A (b)	3,202	36,375
TripAdvisor, Inc. (b)	52	970
Ziff Davis, Inc. (b)	68	4,931
Zoominfo Technologies, Inc. (b)	374	9,563
		356,016
Media - 1.2%
Comcast Corp. Class A	1,894	85,722
Interpublic Group of Companies, Inc.	343	11,741
News Corp. Class B	60	1,207
Nexstar Broadcasting Group, Inc. Class A	11	2,054
Paramount Global:
Class A	44	847
Class B	299	4,793
The Trade Desk, Inc. (b)	44	4,015
		110,379
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. Class B (non-vtg.)	68	2,978
T-Mobile U.S., Inc. (b)	59	8,128
		11,106
TOTAL COMMUNICATION SERVICES		635,313
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 0.2%
Aptiv PLC (b)	74	8,102
BorgWarner, Inc.	80	3,720
Fox Factory Holding Corp. (b)	28	3,133
LCI Industries	32	4,361
		19,316
Automobiles - 1.3%
General Motors Co.	168	6,446
Harley-Davidson, Inc.	56	2,162
Rivian Automotive, Inc. (b)	271	7,490
Tesla, Inc. (b)	401	107,239
Thor Industries, Inc.	14	1,617
		124,954
Broadline Retail - 3.0%
Alibaba Group Holding Ltd. sponsored ADR (b)	91	9,297
Amazon.com, Inc. (b)	1,904	254,527
eBay, Inc.	156	6,944
Macy's, Inc.	72	1,194
MercadoLibre, Inc. (b)	12	14,857
		286,819
Distributors - 0.2%
LKQ Corp.	232	12,711
Pool Corp.	12	4,617
		17,328
Diversified Consumer Services - 0.3%
ADT, Inc.	260	1,659
Bright Horizons Family Solutions, Inc. (b)	24	2,329
European Wax Center, Inc. (b)	108	2,092
Grand Canyon Education, Inc. (b)	13	1,411
H&R Block, Inc.	327	10,990
Laureate Education, Inc. Class A	181	2,320
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	52	2,919
Service Corp. International	36	2,399
		26,119
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A (b)	162	24,655
Amadeus IT Holding SA Class A	71	5,091
ARAMARK Holdings Corp.	31	1,251
Booking Holdings, Inc. (b)	10	29,708
Boyd Gaming Corp.	66	4,509
Chipotle Mexican Grill, Inc. (b)	4	7,849
Darden Restaurants, Inc.	10	1,689
Deliveroo PLC Class A (a)(b)	578	975
Doordash, Inc. (b)	11	999
Everi Holdings, Inc. (b)	212	3,146
Flutter Entertainment PLC (b)	26	5,175
Hilton Grand Vacations, Inc. (b)	154	7,161
Las Vegas Sands Corp.	137	8,194
Marriott Vacations Worldwide Corp.	29	3,727
McDonald's Corp.	29	8,503
MGM Resorts International	143	7,260
Planet Fitness, Inc. (b)	48	3,242
Restaurant Brands International, Inc.	20	1,531
Royal Caribbean Cruises Ltd. (b)	17	1,855
Starbucks Corp.	262	26,611
Travel+Leisure Co.	65	2,647
Trip.com Group Ltd. ADR (b)	132	5,417
Vail Resorts, Inc.	31	7,300
Wendy's Co.	84	1,805
Wingstop, Inc.	7	1,180
Yum China Holdings, Inc.	82	5,004
Yum! Brands, Inc.	53	7,297
		183,781
Household Durables - 0.3%
Green Brick Partners, Inc. (b)	81	4,578
M.D.C. Holdings, Inc.	69	3,538
PulteGroup, Inc.	25	2,110
Skyline Champion Corp. (b)	68	4,737
Sony Group Corp. sponsored ADR	88	8,237
Tempur Sealy International, Inc.	87	3,883
TopBuild Corp. (b)	10	2,739
		29,822
Leisure Products - 0.2%
Brunswick Corp.	13	1,122
Clarus Corp.	204	1,816
Hasbro, Inc.	135	8,716
Mattel, Inc. (b)	42	895
YETI Holdings, Inc. (b)	19	809
		13,358
Specialty Retail - 2.2%
Academy Sports & Outdoors, Inc.	165	9,865
American Eagle Outfitters, Inc.	438	6,154
AutoNation, Inc. (b)	9	1,449
AutoZone, Inc. (b)	2	4,963
Best Buy Co., Inc.	107	8,886
Dick's Sporting Goods, Inc.	38	5,358
Five Below, Inc. (b)	45	9,375
Foot Locker, Inc.	104	2,794
GameStop Corp. Class A (b)	42	932
Gap, Inc.	140	1,442
Lowe's Companies, Inc.	287	67,235
Murphy U.S.A., Inc.	21	6,448
Ross Stores, Inc.	103	11,808
The Home Depot, Inc.	112	37,390
TJX Companies, Inc.	206	17,825
Tractor Supply Co.	24	5,376
Ulta Beauty, Inc. (b)	9	4,003
Victoria's Secret & Co. (b)	119	2,438
Warby Parker, Inc. (b)	183	2,734
Williams-Sonoma, Inc.	24	3,327
		209,802
Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Co.	12	943
Compagnie Financiere Richemont SA Series A	34	5,475
Crocs, Inc. (b)	104	11,268
Hermes International SCA	3	6,651
Kontoor Brands, Inc.	83	3,516
LVMH Moet Hennessy Louis Vuitton SE	11	10,216
NIKE, Inc. Class B	235	25,942
PVH Corp.	46	4,123
Ralph Lauren Corp.	18	2,364
Tapestry, Inc.	76	3,279
VF Corp.	248	4,913
		78,690
TOTAL CONSUMER DISCRETIONARY		989,989
CONSUMER STAPLES - 5.7%
Beverages - 1.4%
Brown-Forman Corp. Class A	12	863
Celsius Holdings, Inc. (b)	162	23,441
Coca-Cola European Partners PLC	167	10,586
Diageo PLC sponsored ADR	36	6,334
Molson Coors Beverage Co. Class B	153	10,675
Primo Water Corp.	117	1,658
The Coca-Cola Co.	1,239	76,731
		130,288
Consumer Staples Distribution & Retail - 1.4%
BJ's Wholesale Club Holdings, Inc. (b)	69	4,575
Casey's General Stores, Inc.	16	4,043
Costco Wholesale Corp.	33	18,502
Dollar General Corp.	46	7,768
Dollar Tree, Inc. (b)	123	18,983
Kroger Co.	178	8,658
Performance Food Group Co. (b)	76	4,542
Sysco Corp.	134	10,226
Target Corp.	122	16,649
Walmart, Inc.	238	38,047
		131,993
Food Products - 1.6%
Archer Daniels Midland Co.	112	9,516
Bunge Ltd.	125	13,584
Campbell Soup Co.	149	6,827
Conagra Brands, Inc.	212	6,956
Darling Ingredients, Inc. (b)	89	6,163
Freshpet, Inc. (b)	18	1,324
General Mills, Inc.	373	27,878
Hormel Foods Corp.	128	5,233
Kellogg Co.	277	18,529
McCormick & Co., Inc. (non-vtg.)	84	7,516
Mondelez International, Inc.	524	38,844
Nomad Foods Ltd. (b)	191	3,396
The Kraft Heinz Co.	183	6,621
TreeHouse Foods, Inc. (b)	14	723
		153,110
Household Products - 1.1%
Church & Dwight Co., Inc.	63	6,027
Colgate-Palmolive Co.	143	10,905
Kimberly-Clark Corp.	74	9,553
Procter & Gamble Co.	423	66,115
Reckitt Benckiser Group PLC	73	5,469
The Clorox Co.	61	9,240
		107,309
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	17	3,060
Haleon PLC	1,404	6,060
Haleon PLC ADR	656	5,779
Unilever PLC sponsored ADR	78	4,191
		19,090
TOTAL CONSUMER STAPLES		541,790
ENERGY - 5.7%
Energy Equipment & Services - 1.4%
Baker Hughes Co. Class A	1,045	37,401
Cactus, Inc.	143	7,262
Championx Corp.	503	17,907
Nextier Oilfield Solutions, Inc. (b)	315	3,755
NOV, Inc.	672	13,494
Oceaneering International, Inc. (b)	279	6,264
Schlumberger Ltd.	624	36,404
TechnipFMC PLC	926	16,983
		139,470
Oil, Gas & Consumable Fuels - 4.3%
Antero Resources Corp. (b)	330	8,828
Cenovus Energy, Inc. (Canada)	1,273	24,212
Cheniere Energy, Inc.	182	29,459
ConocoPhillips Co.	98	11,537
Denbury, Inc. (b)	121	10,637
Devon Energy Corp.	41	2,214
Diamondback Energy, Inc.	70	10,312
DT Midstream, Inc.	60	3,211
EOG Resources, Inc.	59	7,819
Equinor ASA sponsored ADR	498	15,279
Hess Corp.	308	46,733
HF Sinclair Corp.	261	13,595
Imperial Oil Ltd.	246	13,253
Kosmos Energy Ltd. (b)	1,744	12,382
Magnolia Oil & Gas Corp. Class A	97	2,149
Marathon Oil Corp.	142	3,730
Marathon Petroleum Corp.	245	32,590
National Energy Services Reunited Corp. (b)	249	809
New Fortress Energy, Inc.	51	1,456
Occidental Petroleum Corp.	235	14,836
ONEOK, Inc.	641	42,973
Ovintiv, Inc.	111	5,116
Parex Resources, Inc.	457	10,123
Phillips 66 Co.	237	26,437
Reliance Industries Ltd. GDR (a)	92	5,750
Targa Resources Corp.	136	11,151
Texas Pacific Land Corp.	1	1,506
The Williams Companies, Inc.	582	20,050
Valero Energy Corp.	147	18,950
		407,097
TOTAL ENERGY		546,567
FINANCIALS - 11.8%
Banks - 4.8%
Bank of America Corp.	3,302	105,664
Bank OZK	31	1,356
Citigroup, Inc.	451	21,495
Citizens Financial Group, Inc.	215	6,936
Comerica, Inc.	132	7,123
East West Bancorp, Inc.	55	3,422
Fifth Third Bancorp	300	8,730
First Bancorp, Puerto Rico	204	3,029
First Citizens Bancshares, Inc.	2	2,863
First Hawaiian, Inc.	150	3,104
Glacier Bancorp, Inc.	74	2,420
Huntington Bancshares, Inc.	854	10,453
JPMorgan Chase & Co.	754	119,102
KeyCorp	666	8,198
M&T Bank Corp.	100	13,986
Nu Holdings Ltd. (b)	490	3,900
Pathward Financial, Inc.	88	4,572
PNC Financial Services Group, Inc.	329	45,037
Regions Financial Corp.	1,099	22,387
Synovus Financial Corp.	224	7,594
Trico Bancshares	42	1,570
Truist Financial Corp.	624	20,729
U.S. Bancorp	707	28,054
United Community Bank, Inc.	74	2,151
Univest Corp. of Pennsylvania	62	1,209
Webster Financial Corp.	44	2,082
Western Alliance Bancorp.	53	2,753
Zions Bancorp NA	34	1,301
		461,220
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	39	5,407
Ameriprise Financial, Inc.	22	7,666
Bank of New York Mellon Corp.	237	10,750
BlackRock, Inc. Class A	35	25,860
CME Group, Inc.	23	4,576
FactSet Research Systems, Inc.	9	3,915
Goldman Sachs Group, Inc.	58	20,640
Houlihan Lokey	9	899
Intercontinental Exchange, Inc.	64	7,347
Invesco Ltd.	58	974
Janus Henderson Group PLC	170	4,990
KKR & Co. LP	222	13,182
LPL Financial	23	5,275
MarketAxess Holdings, Inc.	15	4,038
Moody's Corp.	23	8,113
Morgan Stanley	421	38,547
NASDAQ, Inc.	121	6,109
Northern Trust Corp.	234	18,748
S&P Global, Inc.	79	31,166
State Street Corp.	102	7,389
TMX Group Ltd.	130	2,889
		228,480
Consumer Finance - 0.5%
American Express Co.	177	29,892
Discover Financial Services	53	5,594
SLM Corp.	68	1,100
Synchrony Financial	198	6,839
		43,425
Financial Services - 2.0%
Block, Inc. Class A (b)	157	12,643
Edenred SA	47	3,053
Equitable Holdings, Inc.	159	4,562
Fidelity National Information Services, Inc.	221	13,344
Global Payments, Inc.	53	5,843
MasterCard, Inc. Class A	143	56,382
MGIC Investment Corp.	483	8,085
PayPal Holdings, Inc. (b)	127	9,629
Radian Group, Inc.	202	5,440
Visa, Inc. Class A	258	61,334
Voya Financial, Inc.	37	2,748
Walker & Dunlop, Inc.	23	2,093
WEX, Inc. (b)	15	2,840
		187,996
Insurance - 2.1%
AFLAC, Inc.	126	9,115
Allstate Corp.	44	4,958
American International Group, Inc.	230	13,864
Arch Capital Group Ltd. (b)	146	11,343
Assurant, Inc.	45	6,053
Assured Guaranty Ltd.	29	1,734
Axis Capital Holdings Ltd.	47	2,591
Everest Re Group Ltd.	4	1,442
Genworth Financial, Inc. Class A (b)	595	3,487
Hartford Financial Services Group, Inc.	113	8,122
Marsh & McLennan Companies, Inc.	98	18,465
MetLife, Inc.	107	6,738
Primerica, Inc.	50	10,635
Progressive Corp.	119	14,992
Prudential Financial, Inc.	271	26,149
RenaissanceRe Holdings Ltd.	9	1,681
Selective Insurance Group, Inc.	55	5,675
The Travelers Companies, Inc.	218	37,629
Unum Group	64	3,111
Willis Towers Watson PLC	74	15,638
		203,422
TOTAL FINANCIALS		1,124,543
HEALTH CARE - 12.6%
Biotechnology - 1.5%
AbbVie, Inc.	95	14,210
Alnylam Pharmaceuticals, Inc. (b)	59	11,529
Amgen, Inc.	57	13,347
Arcellx, Inc. (b)	48	1,644
Astria Therapeutics, Inc. (b)	80	717
Biogen, Inc. (b)	28	7,565
Blueprint Medicines Corp. (b)	30	1,980
Celldex Therapeutics, Inc. (b)	33	1,167
Cytokinetics, Inc. (b)	66	2,201
Gilead Sciences, Inc.	270	20,558
Horizon Therapeutics PLC (b)	39	3,911
Icosavax, Inc. (b)	99	874
Janux Therapeutics, Inc. (b)	104	1,456
Keros Therapeutics, Inc. (b)	40	1,675
Krystal Biotech, Inc. (b)	14	1,807
Mirati Therapeutics, Inc. (b)	15	454
Moderna, Inc. (b)	40	4,706
Morphic Holding, Inc. (b)	41	2,326
PTC Therapeutics, Inc. (b)	30	1,210
Regeneron Pharmaceuticals, Inc. (b)	26	19,290
Seagen, Inc. (b)	24	4,603
Tango Therapeutics, Inc. (b)	234	791
Vertex Pharmaceuticals, Inc. (b)	46	16,208
Verve Therapeutics, Inc. (b)	88	1,803
Xenon Pharmaceuticals, Inc. (b)	88	3,249
		139,281
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	212	23,602
Baxter International, Inc.	40	1,809
Becton, Dickinson & Co.	42	11,702
Boston Scientific Corp. (b)	551	28,569
CONMED Corp.	8	968
DexCom, Inc. (b)	137	17,065
Edwards Lifesciences Corp. (b)	95	7,797
Envista Holdings Corp. (b)	90	3,097
GE Healthcare Holding LLC	167	13,026
Haemonetics Corp. (b)	54	4,981
Hologic, Inc. (b)	75	5,957
IDEXX Laboratories, Inc. (b)	11	6,102
Inspire Medical Systems, Inc. (b)	5	1,439
Insulet Corp. (b)	32	8,856
Integer Holdings Corp. (b)	27	2,497
Intuitive Surgical, Inc. (b)	24	7,786
Penumbra, Inc. (b)	6	1,820
ResMed, Inc.	8	1,779
Shockwave Medical, Inc. (b)	18	4,691
STERIS PLC	22	4,962
Stryker Corp.	26	7,369
The Cooper Companies, Inc.	25	9,782
TransMedics Group, Inc. (b)	49	4,566
Zimmer Biomet Holdings, Inc.	106	14,644
		194,866
Health Care Providers & Services - 3.9%
Acadia Healthcare Co., Inc. (b)	40	3,161
agilon health, Inc. (b)	164	3,141
Cardinal Health, Inc.	166	15,184
Centene Corp. (b)	265	18,044
Cigna Group	195	57,545
CVS Health Corp.	370	27,635
DaVita HealthCare Partners, Inc. (b)	59	6,017
Elevance Health, Inc.	65	30,656
Guardant Health, Inc. (b)	98	3,824
HCA Holdings, Inc.	46	12,549
Humana, Inc.	44	20,101
Laboratory Corp. of America Holdings	24	5,134
McKesson Corp.	57	22,937
Premier, Inc.	47	1,304
Privia Health Group, Inc. (b)	66	1,843
Quest Diagnostics, Inc.	51	6,896
R1 RCM, Inc. (b)	233	4,026
Surgery Partners, Inc. (b)	90	3,477
Tenet Healthcare Corp. (b)	27	2,018
UnitedHealth Group, Inc.	254	128,618
		374,110
Health Care Technology - 0.1%
Evolent Health, Inc. (b)	71	2,158
Teladoc Health, Inc. (b)	54	1,608
Veeva Systems, Inc. Class A (b)	1	204
		3,970
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	67	8,159
Avantor, Inc. (b)	150	3,086
Danaher Corp.	177	45,146
Illumina, Inc. (b)	25	4,804
IQVIA Holdings, Inc. (b)	5	1,119
Mettler-Toledo International, Inc. (b)	3	3,772
Thermo Fisher Scientific, Inc.	44	24,141
Waters Corp. (b)	10	2,762
West Pharmaceutical Services, Inc.	13	4,785
		97,774
Pharmaceuticals - 4.1%
AstraZeneca PLC sponsored ADR	202	14,483
Axsome Therapeutics, Inc. (b)	28	2,197
Bristol-Myers Squibb Co.	1,004	62,439
Edgewise Therapeutics, Inc. (b)	111	809
Eli Lilly & Co.	173	78,637
GSK PLC sponsored ADR	145	5,158
Johnson & Johnson	519	86,948
Merck & Co., Inc.	393	41,913
Novo Nordisk A/S:
Series B	7	1,129
Series B sponsored ADR	47	7,572
Perrigo Co. PLC	24	879
Pfizer, Inc.	699	25,206
Roche Holding AG (participation certificate)	29	8,991
Sanofi SA sponsored ADR	339	18,092
Terns Pharmaceuticals, Inc. (b)	113	816
Ventyx Biosciences, Inc. (b)	71	2,631
Zoetis, Inc. Class A	193	36,301
		394,201
TOTAL HEALTH CARE		1,204,202
INDUSTRIALS - 10.3%
Aerospace & Defense - 1.4%
Airbus Group NV	187	27,545
Axon Enterprise, Inc. (b)	44	8,181
BWX Technologies, Inc.	75	5,175
Curtiss-Wright Corp.	38	7,272
HEICO Corp.	33	5,807
HEICO Corp. Class A	86	12,070
Hexcel Corp.	84	5,937
Howmet Aerospace, Inc.	102	5,216
Kratos Defense & Security Solutions, Inc. (b)	241	3,637
Lockheed Martin Corp.	19	8,481
Mercury Systems, Inc. (b)	88	3,342
Northrop Grumman Corp.	47	20,915
Spirit AeroSystems Holdings, Inc. Class A	57	1,814
Textron, Inc.	175	13,610
V2X, Inc. (b)	57	2,933
Woodward, Inc.	19	2,287
		134,222
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	73	7,313
DHL Group	101	5,188
Expeditors International of Washington, Inc.	148	18,840
FedEx Corp.	64	17,277
GXO Logistics, Inc. (b)	43	2,884
United Parcel Service, Inc. Class B	190	35,555
		87,057
Building Products - 0.9%
Allegion PLC	30	3,506
Builders FirstSource, Inc. (b)	38	5,488
Carrier Global Corp.	230	13,697
Fortune Brands Home & Security, Inc.	104	7,391
Johnson Controls International PLC	335	23,299
Owens Corning	47	6,580
Simpson Manufacturing Co. Ltd.	20	3,160
The AZEK Co., Inc. (b)	58	1,810
Trane Technologies PLC	105	20,941
		85,872
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	145	2,536
Cintas Corp.	8	4,016
Copart, Inc. (b)	54	4,773
		11,325
Construction & Engineering - 0.5%
Comfort Systems U.S.A., Inc.	46	8,003
EMCOR Group, Inc.	48	10,322
Granite Construction, Inc.	114	4,666
IES Holdings, Inc. (b)	99	5,675
MasTec, Inc. (b)	10	1,178
Quanta Services, Inc.	45	9,073
Sterling Construction Co., Inc. (b)	53	3,179
Willscot Mobile Mini Holdings (b)	50	2,398
		44,494
Electrical Equipment - 0.7%
Acuity Brands, Inc.	26	4,296
Atkore, Inc. (b)	58	9,203
Eaton Corp. PLC	57	11,703
Emerson Electric Co.	27	2,466
Hubbell, Inc. Class B	17	5,304
Regal Rexnord Corp.	88	13,744
Rockwell Automation, Inc.	11	3,699
Sunrun, Inc. (b)	62	1,177
Thermon Group Holdings, Inc. (b)	125	3,451
Vertiv Holdings Co.	284	7,387
		62,430
Ground Transportation - 1.1%
CSX Corp.	228	7,597
J.B. Hunt Transport Services, Inc.	26	5,302
Landstar System, Inc.	24	4,886
Norfolk Southern Corp.	30	7,008
Ryder System, Inc.	33	3,371
Schneider National, Inc. Class B	44	1,356
U-Haul Holding Co.	23	1,400
U-Haul Holding Co. (non-vtg.)	18	1,030
Uber Technologies, Inc. (b)	1,242	61,429
Union Pacific Corp.	56	12,993
		106,372
Industrial Conglomerates - 1.7%
3M Co.	147	16,391
General Electric Co.	1,056	120,637
Honeywell International, Inc.	118	22,907
Siemens AG	42	7,159
		167,094
Machinery - 1.6%
AGCO Corp.	8	1,065
Caterpillar, Inc.	36	9,546
Chart Industries, Inc. (b)	17	3,097
Crane Nxt Co.	18	1,065
Cummins, Inc.	77	20,082
Deere & Co.	33	14,177
Dover Corp.	41	5,985
Federal Signal Corp.	102	6,231
Flowserve Corp.	56	2,115
Fortive Corp.	140	10,969
Graco, Inc.	47	3,729
IDEX Corp.	32	7,226
Ingersoll Rand, Inc.	116	7,571
Oshkosh Corp.	46	4,235
Otis Worldwide Corp.	46	4,184
Pentair PLC	334	23,213
SPX Technologies, Inc. (b)	87	7,361
Terex Corp.	97	5,687
Toro Co.	41	4,168
Xylem, Inc.	71	8,005
		149,711
Passenger Airlines - 0.0%
Copa Holdings SA Class A	12	1,416
Professional Services - 0.9%
ASGN, Inc. (b)	44	3,358
Automatic Data Processing, Inc.	145	35,853
Broadridge Financial Solutions, Inc.	53	8,900
ExlService Holdings, Inc. (b)	41	5,779
FTI Consulting, Inc. (b)	20	3,503
KBR, Inc.	79	4,858
Leidos Holdings, Inc.	55	5,144
Maximus, Inc.	50	4,188
Robert Half, Inc.	51	3,782
TransUnion Holding Co., Inc.	67	5,339
WNS Holdings Ltd. sponsored ADR (b)	26	1,797
		82,501
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	38	1,609
Fastenal Co.	29	1,700
Ferguson PLC	99	16,000
Finning International, Inc.	42	1,447
GMS, Inc. (b)	36	2,653
SiteOne Landscape Supply, Inc. (b)	13	2,210
United Rentals, Inc.	19	8,829
W.W. Grainger, Inc.	19	14,031
WESCO International, Inc.	18	3,160
		51,639
TOTAL INDUSTRIALS		984,133
INFORMATION TECHNOLOGY - 24.5%
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	37	5,738
Cisco Systems, Inc.	1,048	54,538
Extreme Networks, Inc. (b)	127	3,377
Motorola Solutions, Inc.	45	12,898
		76,551
Electronic Equipment, Instruments & Components - 0.5%
Advanced Energy Industries, Inc.	62	7,761
Avnet, Inc.	60	2,910
CDW Corp.	11	2,058
Fabrinet (b)	30	3,709
Insight Enterprises, Inc. (b)	56	8,215
Keysight Technologies, Inc. (b)	36	5,799
Mirion Technologies, Inc. Class A (b)	339	2,559
National Instruments Corp.	37	2,183
TD SYNNEX Corp.	21	2,073
Teledyne Technologies, Inc. (b)	15	5,768
Trimble, Inc. (b)	96	5,165
		48,200
IT Services - 1.7%
Accenture PLC Class A	57	18,032
Akamai Technologies, Inc. (b)	135	12,758
Amdocs Ltd.	115	10,769
Capgemini SA	11	1,993
Cloudflare, Inc. (b)	35	2,407
Cognizant Technology Solutions Corp. Class A	26	1,717
Digitalocean Holdings, Inc. (b)	60	2,971
DXC Technology Co. (b)	82	2,267
Fastly, Inc. Class A (b)	161	2,958
Gartner, Inc. (b)	15	5,304
GoDaddy, Inc. (b)	102	7,863
IBM Corp.	227	32,729
MongoDB, Inc. Class A (b)	42	17,783
Okta, Inc. (b)	123	9,454
Perficient, Inc. (b)	21	1,340
Shopify, Inc. Class A (b)	117	7,904
Snowflake, Inc. (b)	50	8,886
Twilio, Inc. Class A (b)	231	15,253
VeriSign, Inc. (b)	25	5,274
		167,662
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (b)	327	37,409
Analog Devices, Inc.	99	19,753
Applied Materials, Inc.	140	21,223
ASML Holding NV (depository receipt)	4	2,866
Axcelis Technologies, Inc. (b)	37	7,418
Cirrus Logic, Inc. (b)	82	6,626
Enphase Energy, Inc. (b)	31	4,707
First Solar, Inc. (b)	51	10,577
GlobalFoundries, Inc. (b)	242	15,413
Intel Corp.	878	31,406
Lam Research Corp.	35	25,147
Lattice Semiconductor Corp. (b)	99	9,003
Micron Technology, Inc.	183	13,064
Monolithic Power Systems, Inc.	10	5,595
NVIDIA Corp.	677	316,355
NXP Semiconductors NV	294	65,556
ON Semiconductor Corp. (b)	262	28,231
Onto Innovation, Inc. (b)	40	4,973
Qorvo, Inc. (b)	22	2,420
Qualcomm, Inc.	206	27,227
Skyworks Solutions, Inc.	33	3,774
SMART Global Holdings, Inc. (b)	64	1,702
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	200	19,830
Teradyne, Inc.	25	2,824
Texas Instruments, Inc.	263	47,340
Universal Display Corp.	22	3,209
		733,648
Software - 8.4%
Adobe, Inc. (b)	85	46,424
ANSYS, Inc. (b)	21	7,184
Aspen Technology, Inc. (b)	6	1,071
Atlassian Corp. PLC (b)	29	5,276
Autodesk, Inc. (b)	71	15,051
Bill Holdings, Inc. (b)	20	2,507
Black Knight, Inc. (b)	23	1,617
Cadence Design Systems, Inc. (b)	48	11,232
Dolby Laboratories, Inc. Class A	35	3,101
DoubleVerify Holdings, Inc. (b)	58	2,442
Elastic NV (b)	50	3,323
Fair Isaac Corp. (b)	7	5,866
Five9, Inc. (b)	23	2,018
Gen Digital, Inc.	579	11,262
Guidewire Software, Inc. (b)	29	2,460
HubSpot, Inc. (b)	31	17,997
Intapp, Inc. (b)	92	3,778
Intuit, Inc.	60	30,702
Manhattan Associates, Inc. (b)	10	1,906
Microsoft Corp.	1,311	440,391
New Relic, Inc. (b)	16	1,344
Open Text Corp.	136	5,841
Oracle Corp.	227	26,611
PROS Holdings, Inc. (b)	117	4,446
PTC, Inc. (b)	54	7,874
Roper Technologies, Inc.	24	11,833
Salesforce, Inc. (b)	231	51,977
SAP SE sponsored ADR	95	12,953
ServiceNow, Inc. (b)	27	15,741
Splunk, Inc. (b)	23	2,492
SPS Commerce, Inc. (b)	40	7,216
Synopsys, Inc. (b)	27	12,199
Tenable Holdings, Inc. (b)	100	4,866
VMware, Inc. Class A (b)	58	9,143
Workday, Inc. Class A (b)	52	12,331
Workiva, Inc. (b)	21	2,211
		804,686
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	2,430	477,368
Avid Technology, Inc. (b)	75	1,788
Hewlett Packard Enterprise Co.	826	14,356
HP, Inc.	242	7,945
Samsung Electronics Co. Ltd. GDR (Reg. S)	4	5,444
Western Digital Corp. (b)	140	5,958
		512,859
TOTAL INFORMATION TECHNOLOGY		2,343,606
MATERIALS - 2.8%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	9	2,748
Albemarle Corp.	13	2,760
Axalta Coating Systems Ltd. (b)	118	3,776
CF Industries Holdings, Inc.	64	5,253
Corteva, Inc.	234	13,205
Dow, Inc.	93	5,252
DuPont de Nemours, Inc.	362	28,102
Ecolab, Inc.	123	22,526
Element Solutions, Inc.	64	1,341
International Flavors & Fragrances, Inc.	94	7,953
Linde PLC	70	27,347
LyondellBasell Industries NV Class A	57	5,635
PPG Industries, Inc.	67	9,641
Sherwin-Williams Co.	20	5,530
The Mosaic Co.	144	5,869
		146,938
Containers & Packaging - 0.2%
Amcor PLC	651	6,679
Aptargroup, Inc.	8	972
Avery Dennison Corp.	31	5,704
Ball Corp.	92	5,399
Graphic Packaging Holding Co.	53	1,283
		20,037
Metals & Mining - 1.0%
Commercial Metals Co.	129	7,381
Constellium NV (b)	192	3,665
First Quantum Minerals Ltd.	486	14,414
Freeport-McMoRan, Inc.	900	40,185
Lundin Mining Corp.	1,187	10,613
Newmont Corp.	140	6,009
Nucor Corp.	23	3,958
Reliance Steel & Aluminum Co.	8	2,343
Royal Gold, Inc.	19	2,283
Southern Copper Corp.	23	2,011
Steel Dynamics, Inc.	12	1,279
		94,141
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	46	3,502
TOTAL MATERIALS		264,618
REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.	20	2,514
American Tower Corp.	82	15,605
Crown Castle International Corp.	109	11,804
Digital Realty Trust, Inc.	81	10,094
Elme Communities (SBI)	97	1,576
Equinix, Inc.	27	21,868
Essential Properties Realty Trust, Inc.	55	1,350
Extra Space Storage, Inc.	5	698
Healthpeak Properties, Inc.	36	786
Host Hotels & Resorts, Inc.	385	7,084
Iron Mountain, Inc.	91	5,587
Prologis (REIT), Inc.	220	27,445
SBA Communications Corp. Class A	15	3,284
Simon Property Group, Inc.	57	7,102
Sunstone Hotel Investors, Inc.	112	1,141
Ventas, Inc.	112	5,434
Welltower, Inc.	210	17,252
Weyerhaeuser Co.	230	7,834
		148,458
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	198	16,495
Cushman & Wakefield PLC (b)	148	1,455
Howard Hughes Corp. (b)	18	1,520
Jones Lang LaSalle, Inc. (b)	20	3,331
		22,801
TOTAL REAL ESTATE		171,259
UTILITIES - 2.2%
Electric Utilities - 1.1%
Avangrid, Inc.	98	3,634
Edison International	233	16,767
Eversource Energy	270	19,529
Exelon Corp.	280	11,721
NextEra Energy, Inc.	555	40,682
Southern Co.	115	8,319
		100,652
Gas Utilities - 0.2%
Brookfield Infrastructure Corp. A Shares	107	4,999
New Jersey Resources Corp.	46	2,056
ONE Gas, Inc.	72	5,697
UGI Corp.	267	7,206
		19,958
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	32	997
Multi-Utilities - 0.8%
Consolidated Edison, Inc.	262	24,853
Dominion Energy, Inc.	56	2,999
National Grid PLC	538	7,131
Public Service Enterprise Group, Inc.	482	30,424
Sempra Energy	88	13,114
		78,521
Water Utilities - 0.1%
American Water Works Co., Inc.	40	5,897
Essential Utilities, Inc.	177	7,485
		13,382
TOTAL UTILITIES		213,510
TOTAL COMMON STOCKS (Cost $8,127,346)		9,019,530

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Embraer SA sponsored ADR (b) (Cost $3,171)	231	3,613

Money Market Funds - 4.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c) (Cost $438,882)	438,794	438,882

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $8,569,399)	9,462,025
NET OTHER ASSETS (LIABILITIES) - 0.9%	88,610
NET ASSETS - 100.0%	9,550,635

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	Sep 2023	230,725	936	936

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,868 or 0.1% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	-	8,767,807	8,328,925	7,480	-	-	438,882	0.0%
Total	-	8,767,807	8,328,925	7,480	-	-	438,882

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	635,313	628,695	6,618	-
Consumer Discretionary	989,989	974,298	15,691	-
Consumer Staples	541,790	530,261	11,529	-
Energy	546,567	546,567	-	-
Financials	1,124,543	1,124,543	-	-
Health Care	1,204,202	1,194,082	10,120	-
Industrials	987,746	953,042	34,704	-
Information Technology	2,343,606	2,341,613	1,993	-
Materials	264,618	264,618	-	-
Real Estate	171,259	171,259	-	-
Utilities	213,510	206,379	7,131	-

Money Market Funds	438,882	438,882	-	-
Total Investments in Securities:	9,462,025	9,374,239	87,786	-
Derivative Instruments:

Assets
Futures Contracts	936	936	-	-
Total Assets	936	936	-	-
Total Derivative Instruments:	936	936	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	936	0
Total Equity Risk	936	0
Total Value of Derivatives	936	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,130,517)	$9,023,143
Fidelity Central Funds (cost $438,882)	438,882

Total Investment in Securities (cost $8,569,399)		$9,462,025
Segregated cash with brokers for derivative instruments		11,200
Cash		6,824
Receivable for fund shares sold		65,341
Dividends receivable		6,702
Distributions receivable from Fidelity Central Funds		1,213
Receivable for daily variation margin on futures contracts		400
Receivable from investment adviser for expense reductions		386
Total assets		9,554,091
Liabilities
Payable for fund shares redeemed	$500
Custody fee payable	2,956
Total Liabilities		3,456
Net Assets		$9,550,635
Net Assets consist of:
Paid in capital		$8,598,479
Total accumulated earnings (loss)		952,156
Net Assets		$9,550,635
Net Asset Value, offering price and redemption price per share ($9,550,635 ÷ 852,099 shares)		$11.21

Statement of Operations
		For the period May 11, 2023 (commencement of operations) through July 31, 2023 (Unaudited)
Investment Income
Dividends		$27,749
Income from Fidelity Central Funds		7,480
Total Income		35,229
Expenses
Custodian fees and expenses	$2,956
Independent trustees' fees and expenses	4
Total expenses before reductions	2,960
Expense reductions	(2,901)
Total expenses after reductions		59
Net Investment income (loss)		35,170
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	15,924
Foreign currency transactions	(56)
Futures contracts	7,550
Total net realized gain (loss)		23,418
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	892,626
Assets and liabilities in foreign currencies	6
Futures contracts	936
Total change in net unrealized appreciation (depreciation)		893,568
Net gain (loss)		916,986
Net increase (decrease) in net assets resulting from operations		$952,156

Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through July 31, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,170
Net realized gain (loss)	23,418
Change in net unrealized appreciation (depreciation)	893,568
Net increase (decrease) in net assets resulting from operations	952,156
Share transactions
Proceeds from sales of shares	9,127,174
Cost of shares redeemed	(528,695)

Net increase (decrease) in net assets resulting from share transactions	8,598,479
Total increase (decrease) in net assets	9,550,635

Net Assets
Beginning of period	-
End of period	$9,550,635

Other Information
Shares
Sold	901,612
Redeemed	(49,513)
Net increase (decrease)	852,099

Fidelity® Series Sustainable U.S. Market Fund

Six months ended (Unaudited) July 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	1.17
Total from investment operations	1.21
Net asset value, end of period	$11.21
Total Return D,E	12.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.16% H
Expenses net of fee waivers, if any	-% H,I
Expenses net of all reductions	-% H,I
Net investment income (loss)	1.93% H
Supplemental Data
Net assets, end of period (000 omitted)	$9,551
Portfolio turnover rate J	2% K

AFor the period May 11, 2023 (commencement of operations) through July 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount represents less than .005%.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended July 31, 2023

1. Organization.
Fidelity Series Sustainable U.S. Market Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

4. Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Asset and Liabilities in dividend receivables.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$990,628
Gross unrealized depreciation	(97,066)
Net unrealized appreciation (depreciation)	$893,562
Tax cost	$8,569,399

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Sustainable U.S. Market Fund	8,267,736	152,985
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Sustainable U.S. Market Fund	$44

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through May 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,901.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 11, 2023 to July 31, 2023). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value July 31, 2023	Expenses Paid During Period

Fidelity® Series Sustainable U.S. Market Fund	-%-E
Actual		$ 1,000	$ 1,121.00	$-C, F
Hypothetical-B		$ 1,000	$ 1,024.79	$-D, F

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 82 / 365 (to reflect the period May 11, 2023 to July 31, 2023).

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

E   Amount represents less than .005%.

F   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Sustainable U.S. Market Fund
At its January 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy, and the purpose of Series funds generally. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered the nature, extent, quality, and cost of advisory and administrative services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund will not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. In reviewing the Advisory Contracts, the Board also considered the projected total expense ratio of the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, with certain exceptions. The Board also noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, fees and expenses of the Independent Trustees, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets exceed  0.003% through May 31, 2026.
Based on its review, the Board considered that the fund will not pay a management fee and concluded that the fund's projected total expense ratio was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. The Board also noted that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund are not relevant to approval of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, with certain exceptions. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider Fidelity's profits in respect of all the Fidelity funds.
Economies of Scale. The Board concluded that because the fund will pay no advisory fees and FMR will bear all expenses of the fund, with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to approve the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received information explaining that the fund is offered exclusively to other Fidelity funds, Fidelity managed 529 plans and collective investment trusts, which use the fund to gain exposure to a specific type of investment. The Board also noted that those Fidelity funds investing in the fund will benefit from investing in one centralized fund as the fund may deliver more uniform asset class performance and offer additional opportunities to generate returns and diversify the investing funds' equity allocations.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.9908960.100
SUQ-SANN-0923

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2023